Investments in Debt Securities - Summary of Available-for-Sale Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Total available-for-sale securities	$ 0	$ 17,230
Unrealized Gains/(Losses), net	0	168
Fair Value	0	17,398
U.S. treasury bonds
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Total available-for-sale securities	0	17,230
Unrealized Gains/(Losses), net	0	168
Fair Value	$ 0	$ 17,398